Reserves (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Group Term Life
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	$ 205,989	$ 206,741	$ 215,580
Less: Reinsurance ceded and other	(3,109)	(2,711)	(1,384)
Balance at the beginning of the period, net of reinsurance	202,880	204,030	214,196
Incurred loss related to:
Current year	121,051	135,665	127,413
Prior year's interest	7,575	7,723	8,017
Prior year(s)	(25,441)	(24,094)	(24,736)
Total incurred losses	103,185	119,294	110,694
Paid losses related to:
Current year	76,377	82,629	77,735
Prior year(s)	39,693	37,815	43,125
Total paid losses	116,070	120,444	120,860
Balance at the end of the period, net of reinsurance	189,995	202,880	204,030
Plus: Reinsurance ceded and other	2,612	3,109	2,711
Balance at the end of the period, gross of reinsurance	192,607	205,989	206,741
Group Disability
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	1,288,470	1,314,927	1,347,370
Less: Reinsurance ceded and other	(32,709)	(33,721)	(32,468)
Balance at the beginning of the period, net of reinsurance	1,255,761	1,281,206	1,314,902
Incurred loss related to:
Current year	280,183	314,115	341,152
Prior year's interest	54,696	56,778	57,312
Prior year(s)	(56,891)	(64,669)	(79,457)
Total incurred losses	277,988	306,224	319,007
Paid losses related to:
Current year	67,069	63,057	66,432
Prior year(s)	270,749	268,612	286,271
Total paid losses	337,818	331,669	352,703
Balance at the end of the period, net of reinsurance	1,195,931	1,255,761	1,281,206
Plus: Reinsurance ceded and other	33,494	32,709	33,721
Balance at the end of the period, gross of reinsurance	$ 1,229,425	$ 1,288,470	$ 1,314,927